DERIVATIVE LIABILITIES (Tables) - Visiox Pharmaceuticals, Inc. [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF CONVERTIBLE NOTE DERIVATIVE

The Convertible Note Derivative was classified within Level 3 of the fair value hierarchy as of December 31, 2023, and as of March 31, 2024, due to the use of unobservable inputs. The key inputs into the PWERM for the Convertible Note Derivative were as follows at March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
Probability	0.00%	1.50%
Term	0.00	0.37
Present Value Factor	0.00	0.95

The Convertible Note Derivative was classified within Level 3 of the fair value hierarchy at the initial measurement dates and as of December 31, 2023, due to the use of unobservable inputs. The key inputs into the PWERM for the Convertible Note Derivative were as follows at initial value and December 31, 2023:

	Initial Value	December 31, 2023
Probability	1.50%	1.50%
Term	0.40	0.37
Present Value Factor	0.95	0.95

SCHEDULE OF CHANGE IN FAIR VALUE OF DERIVATIVE LIABILITY

Changes in the fair value of the derivative liability, for which fair value is determined using Level 3 inputs were as follows:

Beginning balance at December 31, 2023	$10,027
Addition	-
Change in fair value	(10,027)
Ending Balance at March 31, 2024	$-

Changes in the fair value of the derivative liability, for which fair value is determined using Level 3 inputs were as follows:

Beginning balance	$-
Addition	10,004
Change in fair value	23
Ending Balance at December 31, 2023	$10,027